Investment Objectives and Goals - Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF	Apr. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Return Stacked® U.S. Stocks & Gold/Bitcoin ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Return Stacked® U.S. Stocks & Gold/Bitcoin ETF (the “Fund”) seeks long-term capital appreciation.